SHAREHOLDERS' EQUITY (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Weighted Average:
Risk-free interest rate	2.42%	2.42%	1.24%
Expected lives (years)	10 years	10 years	10 years
Expected price volatility	161.40%	161.40%	161.40%
Dividend rate	0.00%	0.00%	0.00%
Forfeiture Rate	0.00%	0.00%	0.00%